Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of fair value measurement of assets [abstract]
Disclosure of significant observable inputs used in fair value measurement of equity [Table Text Block]
			December 31, 2019
	Level 1	Level 2	Level 3	Total
	$	$	$	$
Recurring measurements

Financial assets at fair value through profit or loss(i)
Warrants on equity securities
Publicly traded mining exploration and development companies
Precious metals	-	-	1,067	1,067
Other minerals	-	-	633	633
Financial assets at fair value through other
comprehensive income (loss)(i)
Equity securities
Publicly traded mining exploration and development companies
Precious metals	48,295	-	-	48,295
Other minerals	9,114	-	-	9,114
	57,409	-	1,700	59,109

			December 31, 2018
	Level 1	Level 2	Level 3	Total
	$	$	$	$
Recurring measurements

Financial assets at fair value through profit or loss(i)
Warrants on equity securities
Publicly traded mining exploration and development companies
Precious metals	-	-	3,322	3,322
Other minerals	-	-	26	26
Financial assets at fair value through other
comprehensive income (loss)(i)
Equity securities
Private mining exploration and development companies - precious metals	-	-	56,252	56,252
Publicly traded mining exploration and development companies
Precious metals	35,544	-	-	35,544
Other minerals	12,259	-	-	12,259
	47,803	-	59,600	107,403

(i) On the basis of its analysis of the nature, characteristics and risks of equity securities, the Company has determined that presenting them by industry and type of investment is appropriate.

Disclosure of detailed information about changes in fair value of investments [Table Text Block]
	2019	2018
	$	$

Balance - January 1	59,600	8,092
Acquisitions	2,885	3,093
Deemed acquisition (Note 13)	-	46,625
Disposal (Note 21)	(58,641)	-
Warrants exercised	(1,055)	-
Change in fair value - warrants exercised(i)	(250)	-
Change in fair value - warrants expired(i)	(165)	(1,180)
Change in fair value - investments held at the end of the period(i)	(674)	2,970
Balance - December 31	1,700	59,600

(i)  Recognized in the consolidated statements of loss under other losses, net for the warrants and in the consolidated statements of other comprehensive loss under changes in fair value of financial assets at fair value through comprehensive income (loss) for the investments in common shares in private companies.

Disclosure of detailed information about fair value of long-term debt [Table Text Block]
	December 31, 2019
	Fair value	Carrying amount
	$	$

Long-term debt - Level 1	303,240	280,807
Long-term debt - Level 2	68,585	68,235
Balance - December 31	371,825	349,042